Schedule of Investments - Virtus Newfleet ABS/MBS ETF

April 30, 2021 (unaudited)

Security Description	Principal	Value
MORTGAGE BACKED SECURITIES - 51.4%
Commercial Mortgage Backed Securities - 10.0%
ACRES Commercial Realty Corp., Class B, Series 2020-RSO8, 1.87%, (1-Month USD LIBOR + 1.75%), 03/15/35(1)(2)	$100,000	$100,437
BBCMS Mortgage Trust, Class A, Series 2018-TALL, 0.84%, (1-Month USD LIBOR + 0.72%), 03/15/37(1)(2)	125,000	124,852
BPR Trust, Class A, Series 2021-KEN, 1.35%, (1-Month USD LIBOR + 1.25%), 02/15/29(1)(2)	200,000	200,214
COMM Mortgage Trust, Class D, Series 2012-CR2, 4.99%, 08/15/45(2)(3)	30,000	28,334
GS Mortgage Securities Corp. Trust, Class A, Series 2012-ALOH, 3.55%, 04/10/34(2)	100,000	101,536
Stack Infrastructure Issuer LLC, Class A2, Series 2019-1A, 4.54%, 02/25/44(2)	66,527	70,946
Total Commercial Mortgage Backed Securities		626,319
Residential Mortgage Backed Securities - 41.4%
American Homes 4 Rent Trust, Class A, Series 2015-SFR1, 3.47%, 04/17/52(2)	102,296	109,452
BRAVO Residential Funding Trust, Class A1, Series 2021-A, 1.99%, 01/25/24(2)(4)	97,401	97,580
Cascade MH Asset Trust, Class A1, Series 2021-MH1, 1.75%, 02/25/46(2)	122,690	123,541
COLT Mortgage Loan Trust, Class A1, Series 2021-2R, 0.80%, 07/27/54(2)(3)	132,382	132,115
COLT Mortgage Loan Trust, Class A1, Series 2020-1R, 1.26%, 09/25/65(2)(3)	169,691	170,676
CSMC Trust, Class A1, Series 2021-AFC1, 0.83%, 03/25/56(2)(3)	98,944	98,971
Ellington Financial Mortgage Trust, Class A2, Series 2021-1, 1.00%, 02/25/66(2)(3)	141,569	141,596
Galton Funding Mortgage Trust, Class A41, Series 2018-2, 4.50%, 10/25/58(2)(3)	42,576	42,992
MetLife Securitization Trust, Class A1A, Series 2019-1A, 3.75%, 04/25/58(2)(3)	139,576	144,511
New Residential Mortgage Loan Trust, Class A3, Series 2017-2A, 4.00%, 03/25/57(2)(3)	50,874	54,619
New Residential Mortgage Loan Trust, Class A1B, Series 2020-1A, 3.50%, 10/25/59(2)(3)	161,268	171,054
New Residential Mortgage Loan Trust, Class A1, Series 2020-NPL2, 3.23%, 08/25/60(2)(4)	83,974	84,739
Progress Residential, Class C, Series 2021-SFR1, 1.56%, 04/17/38(2)	100,000	98,135
Progress Residential Trust, Class A, Series 2019-SFR2, 3.15%, 05/17/36(2)	149,838	153,801
Progress Residential Trust, Class A, Series 2020-SFR2, 2.08%, 06/17/37(2)	100,000	102,707
PRPM LLC, Class A1, Series 2020-2, 3.67%, 08/25/25(2)(4)	90,050	90,787
SG Residential Mortgage Trust, Class A1, Series 2019-3, 2.70%, 09/25/59(2)(3)	21,142	21,474
Towd Point HE Trust, Class M1, Series 2021-HE1, 1.50%, 02/25/63(2)(3)	90,216	90,681
Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
Towd Point Mortgage Trust, Class A1, Series 2016-3, 2.25%, 04/25/56(2)(3)	$14,646	$14,762
Towd Point Mortgage Trust, Class A1, Series 2018-4, 3.00%, 06/25/58(2)(3)	82,018	85,233
Tricon American Homes Trust, Class B, Series 2020-SFR2, 1.83%, 11/17/39(2)	130,000	128,259
VCAT LLC, Class A1, Series 2020-NPL1, 3.67%, 08/25/50(2)(4)	50,644	51,214
Vericrest Opportunity Loan Trust, Class A1A, Series 2020-NPL6, 3.97%, 04/25/50(2)(4)	63,046	63,237
Verus Securitization Trust, Class A1, Series 2020-INV1, 1.98%, 03/25/60(2)(3)	77,329	78,591
Verus Securitization Trust, Class A1, Series 2020-4, 1.50%, 05/25/65(2)(4)	83,660	84,637
Visio Trust, Class A1, Series 2020-1R, 1.31%, 11/25/55(2)	56,698	56,979
VOLT XCIV LLC, Class A1, Series 2021-NPL3, 2.24%, 02/27/51(2)(4)	93,096	93,141
Total Residential Mortgage Backed Securities		2,585,484
Total Mortgage Backed Securities
(Cost $3,216,231)		3,211,803

ASSET BACKED SECURITIES – 46.3%
Affirm Asset Securitization Trust, Class A, Series 2021-A, 0.88%, 08/15/25(2)	100,000	100,214
Aqua Finance Trust, Class C, Series 2019-A, 4.01%, 07/16/40(2)	120,000	127,126
Avis Budget Rental Car Funding AESOP LLC, Class A, Series 2019-3A, 2.36%, 03/20/26(2)	37,000	38,702
Business Jet Securities LLC, Class A, Series 2021-1A, 2.16%, 04/15/36(2)	121,731	121,834
CFMT Issuer Trust, Class A, Series 2021-GRN1, 1.10%, 03/20/41(2)	111,466	111,523
CLI Funding VI LLC, Class A, Series 2020-1A, 2.08%, 09/18/45(2)	116,458	117,830
Conn's Receivables Funding LLC, Class B, Series 2019-B, 3.62%, 06/17/24(2)	83,908	84,247
Consumer Loan Underlying Bond Credit Trust, Class B, Series 2019-P1, 3.28%, 07/15/26(2)	125,000	126,379
DT Auto Owner Trust, Class B, Series 2019-2A, 2.99%, 04/17/23(2)	52,315	52,495
Exeter Automobile Receivables Trust, Class D, Series 2017-3A, 5.28%, 10/15/24(2)	130,000	134,833
Fair Square Issuance Trust, Class A, Series 2020-AA, 2.90%, 09/20/24(2)	100,000	101,058
FAT Brands Royalty LLC, Class A2, Series 2021-1A, 4.75%, 04/25/51(2)(5)	70,000	70,000
Flagship Credit Auto Trust, Class C, Series 2020-1, 2.24%, 01/15/26(2)	120,000	123,686
GLS Auto Receivables Issuer Trust, Class D, Series 2019-4A, 4.09%, 08/17/26(2)	120,000	125,223
GLS Auto Receivables Trust, Class B, Series 2018-3A, 3.78%, 08/15/23(2)	62,452	63,115
Hertz Vehicle Financing II LP, Class A, Series 2015-3A, 2.67%, 09/25/21(2)	77,258	77,635

Schedule of Investments - Virtus Newfleet ABS/MBS ETF (continued)

April 30, 2021 (unaudited)

Security Description	Principal	Value
ASSET BACKED SECURITIES (continued)
Jersey Mike's Funding, Class A2, Series 2019-1A, 4.43%, 02/15/50(2)	$125,000	$133,813
Lendmark Funding Trust, Class A, Series 2019-1A, 3.00%, 12/20/27(2)	100,000	102,628
Mariner Finance Issuance Trust, Class A, Series 2019-AA, 2.96%, 07/20/32(2)	100,000	102,821
Oasis Securitization Funding LLC, Class A, Series 2021-1A, 2.58%, 02/15/33(2)	117,134	117,184
Octane Receivables Trust, Class B, Series 2021-1A, 1.53%, 04/20/27(2)	50,000	50,076
Oportun Funding XIV LLC, Class B, Series 2021-A, 1.76%, 03/08/28(2)	125,000	124,541
Oscar US Funding XII LLC, Class A4, Series 2021-1A (Japan), 1.00%, 04/10/28(2)	120,000	119,188
Planet Fitness Master Issuer LLC, Class A2II, Series 2018-1A, 4.67%, 09/05/48(2)	121,875	124,891
Santander Drive Auto Receivables Trust, Class D, Series 2020-2, 2.22%, 09/15/26	55,000	56,672
Sierra Timeshare Conduit Receivables Funding LLC, Class A, Series 2017-1A, 2.91%, 03/20/34(2)	28,699	29,123
Skopos Auto Receivables Trust, Class C, Series 2019-1A, 3.63%, 09/16/24(2)	120,000	122,947
USASF Receivables LLC, Class B, Series 2020-1A, 3.22%, 05/15/24(2)	125,000	127,657
Welk Resorts LLC, Class A, Series 2013-AA, 3.10%, 03/15/29(2)	13,274	13,290
Welk Resorts LLC, Class A, Series 2015-AA, 2.79%, 06/16/31(2)	36,698	36,716
Westlake Automobile Receivables Trust, Class D, Series 2019-1A, 3.67%, 03/15/24(2)	50,000	51,574

Total Asset Backed Securities
(Cost $2,891,017)		2,889,021

CORPORATE BOND – 1.9%

Industrials – 1.9%
Alaska Airlines 2020-1 Class A Pass-Through Trust, 4.80%, 08/15/27(2)
(Cost $117,834)	105,689	116,949

TOTAL INVESTMENTS - 99.6%
(Cost $6,225,082)		6,217,773
Other Assets in Excess of Liabilities - 0.4%		24,631
Net Assets - 100.0%		$6,242,404

(1)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2021.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2021, the aggregate value of these securities was $6,161,101, or 98.7% of net assets.
(3)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(4)	Represents step coupon bond. Rate shown reflects the rate in effect as of April 30, 2021.
(5)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

Abbreviations:
LIBOR — London InterBank Offered Rate
USD — United States Dollar

Schedule of Investments - Virtus Newfleet ABS/MBS ETF (continued)

April 30, 2021 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2021.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Mortgage Backed Securities	$–	$3,211,803	$–	$3,211,803
Asset Backed Securities	–	2,819,021	70,000	2,889,021
Corporate Bond	–	116,949	–	116,949
Total	$–	$6,147,773	$70,000	$6,217,773

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. The following summarizes inputs (level 3) used as of April 30, 2021:

Balance as of February 9, 2021*	$–
Realized gain (loss)	–
Change in unrealized appreciation (depreciation)	–
Purchases	70,000
Sales	–
Amortization (accretion)	–
Transfers into Level 3	–
Transfers out of Level 3	–
Balance as of April 30, 2021	70,000
Net change in unrealized appreciation (depreciation) from investments still held as of April 30, 2021:	$–

*Commencement of operations.